FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one):   [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Alan E. Molotsky
Title:         Executive Vice President
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:


/s/ Alan E. Molotsky    Chicago, IL      8/10/04
---------------------  -------------   -----------
    (Signature)         (City/State)      (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           87

Form 13F Information Table Value Total:  $ 1,399,940
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.                          NONE


                           OAK RIDGE INVESTMENTS, LLC
                                    FORM 13F
                                  June 30, 2004

                                                                          Investment
                                                                          Discretion       Voting Authority
                                   Title                                  ----------       -----------------
                                    of              Value                         Other
             Security              Class  Cusip   (x 1,000) Quantity  Sole Share Managers  Sole   Share  None
--------------------------         ----- ------- ---------- --------  ---- ----- -------- ------  -----  ----
02MICRO INTL.                       com G6797E106    12,410   737,142  X                 717,701       19,441
ACCREDO HEALTH                      com 00437V104    24,514   636,557  X                 613,114       23,443
AFFILIATED COMPUTER SVCS            com 008190100     7,163   135,631  X                 126,568        9,063
AFLAC INCORPORATED                  com 001055102     5,508   135,332  X                 125,740        9,592
AIRGAS                              com 009363102    21,976   929,174  X                 891,648       37,526
ALCON                               com H01301102     9,635   122,796  X                 114,683        8,113
ALLIANCE DATA SYS                   com 018581108    34,639   829,179  X                 805,857       23,322
ALTIRIS INC.                        com 02148M100       213     7,700  X                       0        7,700
AMERICAN EXPRESS                    com 025816109     5,277   102,969  X                  94,891        8,078
AMERICAN INTL GRP                   com 026874107     5,734    80,657  X                  74,939        5,718
AMERICAN MED SYSTEMS HOLDING        com 02744M108    22,402   671,666  X                 644,451       27,215
AMGEN INC.                          com 031162100     3,144    57,738  X                  53,977        3,761
AMSURG                              com 03232P405    22,009   885,760  X                 850,130       35,630
APACHE CORP.                        com 037411105     9,769   224,852  X                 210,180       14,672
AVOCENT CORP.                       com 053893103    27,941   769,071  X                 741,050       28,021
BENCHMARK ELEC                      com 08160H101    15,128   525,725  X                 503,928       21,797
BEST BUY CO.                        com 086516101     5,351   105,709  X                  97,622        8,087
CACI INTL INC.                      com 127190304    18,745   468,974  X                 449,656       19,318
CAREER EDUCATION CO.                com 141665109    18,739   415,924  X                 404,298       11,626
CAREMARK RX INC.                    com 141705103     6,832   207,872  X                 194,875       12,997
CHEROKEE INTERNATIONAL CORPORATION  com 164450108     8,348   739,652  X                 694,602       45,050
CHURCH & DWIGHT                     com 171340102    23,770   525,391  X                 505,667       19,724
CITIGROUP                           com 172967101     8,182   176,369  X                 164,793       11,576
COGNIZANT TECH SOL                  com 192446102    34,257 1,363,214  X               1,328,577       34,637
COOPER COS.                         com 216648402    27,149   434,612  X                 417,154       17,458
CREE, INC.                          com 225447101    20,301   887,062  X                 849,913       37,149
DADE BEHRING HLDGS                  com 23342J206    27,587   587,203  X                 566,290       20,913
DANAHER CORP.                       com 235851102     9,059   175,130  X                 164,041       11,089
DELL INC.                           com 24702R101     8,304   232,373  X                 217,306       15,067
DIRECT GENERAL CORPORATION          com 25456W204    10,811   339,074  X                 322,266       16,808
DORAL FINANCIAL                     com 25811P100    55,032 1,613,756  X               1,587,259       26,497
EAST WEST BANCORP INC.              com 27579R104    19,301   633,653  X                 607,308       26,345
EBAY INC.                           com 278642103     9,339   101,790  X                  95,040        6,750
ENGINEERED SUPPORT SYS              com 292866100    21,314   368,308  X                 351,835       16,473
EVERGREEN RESOURCES                 com 299900308    26,499   663,351  X                 643,920       19,431
FEDEX CORP.                         com 31428X106     7,916    97,145  X                  90,928        6,217
FIRST DATA CORP.                    com 319963104     6,771   152,442  X                 141,655       10,787
FISHER SCIENTIFIC INTL.             com 338032204    40,188   702,609  X                 678,553       24,056
GENENTECH                           com 368710406     9,690   172,808  X                 161,091       11,717
GENERAL ELEC CO.                    com 369604103     5,808   179,664  X                 168,169       11,495
GLOBAL PAYMENT INC.                 com 37940X102    25,122   564,322  X                 542,559       21,763
HCC INS HLDGS                       com 404132102    32,939   997,258  X                 972,912       24,346
IDEX CORP.                          com 45167R104    20,072   590,952  X                 564,969       25,983
INTERACTIVE CORP.                   com 45840Q101     4,833   160,766  X                 147,845       12,921
INTL BUSINESS MACHINES              com 459200101     4,558    51,832  X                  47,846        3,986
INTL GAME TECH                      com 459902102     5,665   147,064  X                 138,825        8,239
J. JILL GROUP INC.                  com 466189107    19,278   826,333  X                 792,109       34,224
JABIL CIRCUIT INC.                  com 466313103     5,809   231,243  X                 215,924       15,319
KNIGHT TRANSPORTATION               com 499064103    23,020   810,270  X                 780,037       30,233
KRONOS INC.                         com 501052104    22,864   561,292  X                 541,006       20,286
KV PHARMACEUTICAL                   com 482740206    16,600   727,042  X                 692,841       34,201
LAUREATE EDUCATION INC.             com 518613104    18,539   490,286  X                 468,468       21,818
LEGG MASON INC.                     com 524901105    36,818   409,078  X                 398,352       10,726
LOWES COMPANIES INC.                com 548661107     5,375   102,558  X                  95,228        7,330
MERRILL LYNCH                       com 590188108     5,320    98,804  X                  91,118        7,686
MICROSOFT CORP.                     com 594918104     8,971   314,854  X                 293,020       21,834
NEW YORK COM BANCORP                com 649445103     3,759   194,124  X                 191,485        2,639
O'REILLY AUTOMOTIVE                 com 686091109    28,598   640,057  X                 622,698       17,359
OMNICARE INC.                       com 681904108    18,263   431,625  X                 426,602        5,023
PFIZER INC.                         com 717081103     8,294   242,500  X                 226,667       15,833
POPULAR INC.                        com 733174106     6,826   160,021  X                 148,521       11,500
PORTFOLIO RECOVERY ASSOC.           com 73640q105    14,800   542,612  X                 518,063       24,549
PROCTER & GAMBLE                    com 742718109    11,546   212,606  X                 199,488       13,118
QUALCOMM INC.                       com 747525103     8,715   119,698  X                 111,806        7,892
REMINGTON OIL & GAS                 com 759594302    23,031   987,200  X                 952,878       34,322
ROGERS CORP.                        com 775133101     4,860    69,532  X                  62,637        6,895
SCANSOURCE                          com 806037107    22,846   388,893  X                 372,322       16,571
SLM CORP.                           com 78442P106     5,878   145,684  X                 134,223       11,461
SPARTECH CORP.                      com 847220209    26,216 1,022,221  X                 985,442       36,779
SRA INTL INC CL A                   com 78464R105    23,153   553,396  X                 530,601       22,795
STAPLES INC.                        com 855030102     8,213   279,923  X                 260,957       18,966
STERICYCLE INC.                     com 858912108    27,860   544,541  X                 529,159       15,382
SYSCO CORP.                         com 871829107     6,903   192,951  X                 179,085       13,866
TARO PHARMACEUTICAL                 com M8737E108    26,198   609,055  X                 588,857       20,198
TECHNE CORP.                        com 878377100    26,963   627,634  X                 605,271       22,363
TEVA PHARMACEUTICAL INDUSTRIES LTD  com 881624209     6,093    90,909  X                  85,019        5,890
TEXAS INSTRUMENTS                   com 882508104     5,733   237,665  X                 221,207       16,458
UNITED NATURAL FOODS                com 911163103    41,767 1,461,380  X               1,414,278       47,102
UNIVISION COMMUN                    com 914906102     6,243   195,978  X                 181,812       14,166
US BANCORP                          com 902973304     6,300   229,198  X                 212,588       16,610
UTI WORLDWIDE INC.                  com G87210103    30,800   589,532  X                 567,582       21,950
VERINT SYSTEMS                      com 92343x100    14,609   431,524  X                 408,456       23,068
WAL MART STORES                     com 931142103     7,476   142,054  X                 132,619        9,435
WASTE CONNECTIONS                   com 941053100    21,480   732,500  X                 702,915       29,585
WOLVERINE WORLD WIDE INC.           com 978097103    26,545 1,022,850  X                 986,305       36,545
XTO ENERGY INC.                     com 98385X106     9,244   311,027  X                 291,701       19,326
ZIMMER HOLDINGS                     com 98956P102     8,190    93,064  X                  87,111        5,953

                                                  1,399,940